Secured and Unsecured Debt (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Credit-risk-related Contingent Features
Fair value of derivatives in a liability position	$ 8,396
Terminal value if contractual provisions are breached	9,447
Interest rate swaps
Derivative financial instruments on the consolidated statements of operations and other comprehensive income
Amount of loss recognized in OCI on derivative	(8,369)	(2,093)
Amount of loss reclassified from accumulated OCI into interest expense	2,065	62
Unrealized loss on derivatives	$ (6,304)	$ (2,031)